S000005563 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	152 Months Ended	311 Months Ended	363 Months Ended	366 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
MSCI U.S. REIT Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.95%	6.58%	5.71%
Real Estate Securities Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.71%	5.85%	5.34%
Lipper Real Estate Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	1.40%	4.57%	4.94%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(3.57%)	3.74%	4.07%
Performance Inception Date							Sep. 29, 1995
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(5.02%)	0.78%	1.29%
Performance Inception Date							Sep. 29, 1995
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.46%)	2.22%	2.41%
Performance Inception Date							Sep. 29, 1995
Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.53%	4.18%	4.07%
Performance Inception Date						Feb. 01, 2000
Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.52%	5.23%	4.95%
Performance Inception Date								Jun. 30, 1995
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.75%	5.39%	5.12%
Performance Inception Date					Apr. 30, 2013

[1]	An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization.
[2]
An index designed to measure the performance of U.S. large, mid and small-cap equity REITs. The index represents about 99% of the U.S. REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate sector) according to the Global Industry Classification Standard (GICS), have core real estate exposure (i.e., only selected Specialized REITs are eligible which does not include cell tower REITs) and carry REIT tax status.

[3]	A linked benchmark comprised of the return streams from the MSCI U.S. REIT Index through 9/30/2021, and thereafter 50% MSCI U.S. REIT Index, 50% MSCI USA IMI REITs Index.
[4]	Represents the average annualized total return for all reporting funds in the Lipper Real Estate Funds Classification.